Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	BlackRock Strategic Global Bond Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000835620
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2025
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A